STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Summary of Status of Options and Warrants Outstanding) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life			2 years 6 months
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 0.75	$ 0.75
Shares	7,333	7,333
Weighted Average Remaining Life	6 years 3 months 7 days	6 years 6 months 7 days
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 3.45	$ 4.875
Shares	7,245	134
Weighted Average Remaining Life	10 years	8 years 2 months 12 days
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 4.875	$ 5.25
Shares	134	2,031
Weighted Average Remaining Life	7 years 11 months 12 days	7 years 7 months 13 days
Stock Options Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 5.25	$ 5.625
Shares	2,031	192,000
Weighted Average Remaining Life	7 years 5 months 8 days	8 years 2 months 16 days
Stock Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 5.625	$ 5.925
Shares	192,000	23,206
Weighted Average Remaining Life	7 years 11 months 16 days	8 years 2 months 19 days
Stock Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 5.925	$ 6.00
Shares	23,206	123,998
Weighted Average Remaining Life	7 years 11 months 19 days	7 years 7 months 17 days
Stock Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 6.00	$ 6.50
Shares	123,998	3,845
Weighted Average Remaining Life	7 years 4 months 17 days	10 years
Stock Options Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 6.50	$ 6.60
Shares	3,845	5,332
Weighted Average Remaining Life	9 years 9 months 4 days	7 years 25 days
Stock Options Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 6.600	$ 8.25
Shares	5,332	3,636
Weighted Average Remaining Life	6 years 9 months 25 days	9 years 9 months 4 days
Stock Options Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 8.250	$ 9.9375
Shares	3,636	3,019
Weighted Average Remaining Life	9 years 6 months 4 days	8 years 6 months 14 days
Stock Options Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 9.9375	$ 10.50
Shares	3,019	3,238
Weighted Average Remaining Life	8 years 3 months 14 days	8 years 6 months 14 days
Stock Options Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 10.500	$ 11.25
Shares	3,238	13,666
Weighted Average Remaining Life	8 years 3 months 14 days	8 years 29 days
Stock Options Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 11.25	$ 12.75
Shares	13,666	10,069
Weighted Average Remaining Life	7 years 10 months 6 days	9 years 3 months 14 days
Stock Options Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 12.75	$ 13.875
Shares	3,401	2,160
Weighted Average Remaining Life	9 years 11 days	9 years 3 months
Stock Options Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 13.875	$ 15.00
Shares	2,160	3,334
Weighted Average Remaining Life	9 years 4 days	9 years 2 months 19 days
Stock Options Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 15.00	$ 17.25
Shares	3,334	40,261
Weighted Average Remaining Life	8 years 11 months 19 days	9 years 2 months 8 days
Stock Options Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 17.25	$ 18.75
Shares	40,261	3,335
Weighted Average Remaining Life	8 years 11 months 8 days	9 years 1 month 24 days
Stock Options Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 18.75	$ 20.25
Shares	3,334	4,940
Weighted Average Remaining Life	8 years 10 months 24 days	9 years 4 days
Stock Options Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 20.25	$ 21.75
Shares	4,940	1,336
Weighted Average Remaining Life	8 years 9 months 4 days	8 years 9 months 7 days
Stock Options Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 21.75	$ 23.85
Shares	1,336	1,260
Weighted Average Remaining Life	8 years 6 months 11 days	8 years 9 months
Stock Options Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 23.850	$ 24.75
Shares	1,260	334
Weighted Average Remaining Life	8 years 6 months 4 days	8 years 8 months 23 days
Stock Options Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices		$ 25.6125
Shares		134
Weighted Average Remaining Life		8 years 5 months 26 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 7.47	$ 7.51		$ 6.75	$ 6.75
Shares	448,710	448,601		385,733	168,856
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 0.75	$ 0.75
Shares	400	400
Weighted Average Remaining Life	8 months 8 days	11 months 8 days
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 6.00	$ 6.00
Shares	102,857	102,857
Weighted Average Remaining Life	2 years 11 months 16 days	3 years 2 months 12 days
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 9.00	$ 9.00
Shares	2,666	2,666
Weighted Average Remaining Life	2 years 9 months 25 days	3 years 25 days
Warrant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 9.75	$ 11.25
Shares	63,232	204,200
Weighted Average Remaining Life	4 years 2 months 23 days	3 years 7 days
Warrant Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 11.25	$ 12.375
Shares	204,201	71,257
Weighted Average Remaining Life	2 years 9 months 7 days	4 years 7 months 10 days
Warrant Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 12.375	$ 12.38
Shares	71,257	5,557
Weighted Average Remaining Life	4 years 4 months 10 days	4 years 10 months 6 days
Warrant Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 12.38	$ 13.50
Shares	5,557	4,444
Weighted Average Remaining Life	4 years 7 months 10 days	3 years 5 months 19 days
Warrant Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 13.50	$ 14.85
Shares	4,444	23,612
Weighted Average Remaining Life	3 years 2 months 19 days	3 years 4 months 28 days
Warrant Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 14.850	$ 15.00
Shares	23,612	1,168
Weighted Average Remaining Life	3 years 2 months 1 day	1 month 2 days
Warrant Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 20.25	$ 20.25
Shares	1,481	1,481
Weighted Average Remaining Life	3 years 10 months 17 days	4 years 1 month 17 days
Warrant Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 24.375	$ 24.375
Shares	21,538	83,080
Weighted Average Remaining Life	3 years 10 months 6 days	4 years 5 months 16 days
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Prices	$ 7.94	$ 7.95		$ 10.50	$ 9.75
Shares	501,245	500,722		461,920	468,431